INVESTMENTS IN ASSOCIATES - Amounts recognised in the balance sheet and income statement (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2022
Disclosure of associates [line items]
Percentage of associate held	28.30%	29.20%
Balance sheet	$ 46	$ 188
Share of results of associates	(32)	9
Impairment loss	109
Impairment of interest in associate	(109)
Gain on disposal of interest in associate		75	$ 0
Issue of equity	$ 1	$ 2	$ 2
Bioventus LLC
Disclosure of associates [line items]
Percentage of associate held	28.30%	29.20%
Balance sheet	$ 46	$ 186
Profit after taxation	141	84
Share of results of associates	(32)	9
Impairment loss	109
Market share price				$ 2.61
Fair value less cost of disposal	46
Impairment of interest in associate	$ (109)
Gain on disposal of interest in associate		$ 75